Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Leases [Abstract]
Schedule of Lease Assets and Liabilities

The following table presents lease assets and liabilities and their balance sheet classification:

	June 30,
Classification	2025	2024
Operating Leases:
Right-of-use Asset	$362,968	$446,675
Current portion of operating lease obligation	$91,220	$75,061
Operating lease obligation, less current portion	$288,836	$380,056

Finance Leases:
Right-of-use Asset	$-	$546
Current portion of financing lease obligation	$-	$1,514
Financing lease obligation, less current portion	$-	$-

Schedule of Components of Lease Expense

The following table presents lease assets and liabilities and their balance sheet classification:

Classification	March 31, 2026	June 30, 2025
Operating Leases:
Right-of-use Asset	$293,783	$362,968
Current portion of operating lease obligation	$104,886	$91,220
Operating lease obligation, less current portion	$208,328	$288,836

Finance Leases:
Right-of-use Asset	$-	$-
Current portion of financing lease obligation	$-	$-
Financing lease obligation, less current portion	$-	$-

The components of lease expense for the three months ended March 31, 2026, and 2025, are as follows:

	For the Three Months Ended March 31,
Classification	2026	2025
Operating lease cost	$33,280	$33,280
Finance Lease:
Amortization of lease assets	-	-
Interest on lease liabilities	-	-
Total finance lease cost	$-	$-

The components of lease expense for the nine months ended March 31, 2026, and 2025, are as follows:

	For the Nine Months Ended March 31,
Classification	2026	2025
Operating lease cost	$99,839	$99,839
Finance Lease:
Amortization of lease assets	-	546
Interest on lease liabilities	-	(14)
Total finance lease cost	$-	$532

Supplemental disclosures of cash flow information related to leases for the three months ended March 31, 2026, and 2025 were as follows:

	For the Three Months Ended March 31,
	2026	2025
Cash paid for operating lease liabilities	$33,201	$31,620

Supplemental disclosures of cash flow information related to leases for the nine months ended March 31, 2026, and 2025 were as follows:

	For the Nine Months Ended March 31,
	2026	2025
Cash paid for operating lease liabilities	$97,495	$92,582

The weighted average lease term and discount rates are as follows:

March 31, 2026
Operating Leases:
Weighted average remaining lease term (years)	2.59
Weighted average discount rate	12%

The components of lease expense for the years ended June 30, 2025, and 2024, are as follows:

	For the Years Ended June 30,
Classification	2025	2024
Operating lease cost	$133,118	$116,846
Finance Lease:
Amortization of lease assets	-	1,514
Interest on lease liabilities	-	166
Total finance lease cost	$-	$1,680

Schedule of Supplemental Disclosures of Cash Flow Information Related to Leases	Supplemental disclosures of cash flow information related to leases were as follows:
	For the Years Ended June 30,
	2025	2024
Cash paid for operating lease liabilities	$124,472	$111,058

Schedule of Weighted Average Lease Term and Discount Rates	The weighted average lease term and discount rates are as follows:
June 30, 2025
Operating Leases:
Weighted average remaining lease term (years)	3.34
Weighted average discount rate	12%

Schedule of Future Payments Due Under Leases Reconciled to Lease Liabilities

Future payments due under leases reconciled to lease liabilities as follows:

Operating
Lease
As of March 31, 2026:
2026 (remaining)	100,709
2027	140,602
2028	122,010
Total undiscounted lease payments	363,321
Present value discount, less interest	(50,106)
Lease Liabilities	$313,215

Future payments due under leases reconciled to lease liabilities as follows:

Operating
Lease
For the Year Ending June 30:
2025	64,294
2026	133,910
2027	140,602
2028	122,010
Total undiscounted lease payments	460,816
Present value discount, less interest	(80,760)
Lease Liabilities	$380,056